Rule 497(e)

Registration No. 002-30447

1940 Act File No. 811-01728

NICHOLAS FUND, INC.

NICSX

SUPPLEMENT DATED NOVEMBER 1, 2025

TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS,

EACH DATED JULY 29, 2025

OF

Nicholas Fund, Inc.

THIS SUPPLEMENT UPDATES THE SUMMARY AND STATUTORY PROSPECTUSES

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Fund, Inc. (the “Fund”) that Mr. Michael L. Shelton no longer serves as Co-Portfolio Manager of the Fund. The information regarding Mr. Shelton in the following sections of the prospectus dated July 29, 2025 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE PROSPECTUS:

1.

The section of the Summary Prospectus entitled “Portfolio Managers” and the section of the Prospectus entitled “SUMMARY — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Mr. David O. Nicholas is Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Nicholas is President and a Director of the Fund and has served as Lead Portfolio Manager of the Fund since August 2016. He formerly served as Associate Portfolio Manager of the Fund from April 2011 to August 2016. Mr. Jeffrey J. Strong has been Co-Portfolio Manager of the Fund since July 2021 and is a Senior Vice President of the Fund.

2.	The eighth paragraph of the section captioned “THE FUND’S INVESTMENT ADVISER” of the Prospectus is revised and restated as follows:

Mr. David O. Nicholas is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Nicholas served as the Associate Portfolio Manager of the Fund from April 2011 to August 2016 and Co-Portfolio Manager of the Fund from November 1996 through April 2008. Mr. Nicholas is President and a Director of the Fund, a Director of the Adviser and the President, Chief Executive Officer and Chief Investment Officer of the Adviser. Mr. Nicholas also serves as Lead Portfolio Manager to other funds managed by the Adviser and is a Chartered Financial Analyst. Mr. Jeffrey J. Strong has been Co-Portfolio Manager of the Fund since July 2021. Mr. Strong is a Senior Vice President of the Fund and a Vice President of the Adviser. Mr. Strong has been employed by the Adviser since April 2021. Prior to joining the Adviser, Mr. Strong was a Portfolio Manager for the State of Wisconsin Investment Board from September 2018 to April 2021 and a research analyst at Heartland Advisors from February 2017 to September 2018 and BMO Asset Management from September 2006 to October 2016. He is a Chartered Financial Analyst.

Rule 497(e)

Registration No. 002-30447

1940 Act File No. 811-01728

NICHOLAS FUND, INC.

NICSX

SUPPLEMENT DATED NOVEMBER 1, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2025

OF

Nicholas Fund, Inc.

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Fund, Inc. (the “Fund”) that Mr. Michael L. Shelton no longer serves as Co-Portfolio Manager of the Fund. The information regarding Mr. Shelton found in the following sections of the statement of additional information dated July 29, 2025 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1.  On page 7, in the fifth paragraph of the section captioned “THE FUND’S INVESTMENT ADVISER AND ACCOUNTANT,” the statement regarding Michael L. Shelton is deleted in its entirety.

2.  On page 11, the entry for Michael L. Shelton in the table in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS OF THE FUND” is deleted in its entirety.

3.  On page 14, the first paragraph in the section captioned “PORTFOLIO MANAGERS OF THE FUND” is revised and restated as follows:

For the fiscal year ended March 31, 2025, Mr. David O. Nicholas was the Lead Portfolio Manager of the Fund and was primarily responsible for the day-to-day management of the Fund and Messrs, Michael L. Shelton and Jeffrey J. Strong were the Co-Portfolio Managers of the Fund. Effective November 1, 2025, Mr. Nicholas is the Lead Portfolio Manager of the Fund and Mr. Strong is the Co-Portfolio Manager of the Fund. The following table identifies the number of accounts (other than the Fund) for which they are primarily responsible for the day-to-day management of and total assets of other such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts as of March 31, 2025.

4.  On page 14, the first sentence of the third paragraph of the section captioned “PORTFOLIO MANAGERS OF THE FUND” is revised and restated as follows:

Material conflicts of interest may arise when the Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for Mr. Nicholas.

5.  On pages 14 and 15, the entry for Michael L. Shelton in each table in the section captioned “PORTFOLIO MANAGERS OF THE FUND” are deleted in their entirety.